Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	CPX
Entity Registrant Name	COMPLETE PRODUCTION SERVICES, INC.
Entity Central Index Key	0001340041